UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT September 30, 2005

Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds



                                         NUVEEN SELECT MATURITIES MUNICIPAL FUND
                                                                             NIM


Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)


Logo: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR
NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.


                            -------------------------
                               DELIVERY DIRECT TO
                                YOUR E-MAIL INBOX
                            -------------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends
and statements from your financial
advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS
if you get your Nuveen Fund dividends
and statements directly from Nuveen.

(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)


Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

                                                         Timothy R. Schwertfeger
                                                           Chairman of the Board

Chairman's
     LETTER TO SHAREHOLDERS


Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with monthly tax-free income, as well as an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

Given the continued strength of the economy, some market commentators are speculating about whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place in shorter-term rates. If longer-term rates do begin to rise significantly, some have suggested that this would be a signal to begin adjusting your holdings of fixed-income investments.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO
REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.


Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2005

Nuveen Select Maturities Municipal Fund
NIM



Portfolio Manager's
        COMMENTS

Portfolio manager John Miller reviews key investment strategies and the six-month performance of the Fund. With 12 years of municipal market experience, including 9 years with Nuveen, John has managed NIM since 2001.


WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2005?

Between April 1, 2005, and September 30, 2005, the Federal Reserve implemented four quarter-point increases in the fed funds rate, raising this short-term target from 2.75% to 3.75%, its highest point since August 2001. Many shorter-term municipal market rates rose in line with the 100-basis point increase in this rate. By comparison, the yield on the benchmark 10-year U.S. Treasury note ended September 2005 at 4.33%, compared with 4.48% six months earlier. The yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal rates, was 5.04% on September 30, 2005, just one basis point higher than it was on March 31, 2005. The dramatic rise in shorter-term rates coupled with longer rates that declined or remained steady over this period produced an overall flattening of the yield curve, which generally helped the relative performance of bonds with longer effective maturities when compared with bonds with shorter maturities or durations. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds being more sensitive to changes - which can be beneficial when longer-term rates decline or remain relatively flat, as was the case during this period.)

This environment presented some challenges for NIM, which--in keeping with its investment parameters--seeks to provide an investment offering intermediate-term characteristics. As a result, NIM maintained a heavier exposure to the shorter part of the yield curve than many longer-term municipal bond funds. Given the environment of this reporting period, we sought to reinvest the proceeds from called bonds, sinking fund payments and other inflows in securities carrying maturities of about 15 years, effectively the maximum maturity at which the Fund can invest. We also sold selected holdings with shorter durations and reinvested the proceeds in securities in the intermediate part of the yield curve. This included selling bonds that were trading at premiums to their call prices, since these bonds had a high likelihood of being called in the near future. This approach enabled us to capture the premiums before they were amortized away and pick up some additional income for the Fund. In addition, selling shorter duration bonds and reinvesting further out on the yield curve helped to improve NIM's overall call protection.

During this period, lower-rated bonds generally performed very well, and this created considerable investor demand for these credits. As a result, we did not find many attractively-priced opportunities among lower-rated securities that we believed would add value. Because NIM already had substantial weightings in the lower-rated credit categories, our purchases focused instead on bonds rated AAA, where we believed more reasonably priced securities could be found.

NIM continued to be well diversified geographically, with Colorado, Illinois, Washington, New York and Texas representing some of our larger positions. NIM had no exposure to either Louisiana or Mississippi during this period.

HOW DID THE FUND PERFORM?

Results for NIM, as well as for a comparative index and fund group average, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 9/30/05

                           6-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NIM                        2.82%         4.32%          3.29%          4.19%
--------------------------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index1                2.22%         2.03%          5.71%          5.47%
--------------------------------------------------------------------------------
Lipper General and
Insured Unleveraged
Municipal Debt Funds
Average2                   3.37%         5.63%          5.60%          5.63%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page in this report.

For the six months ended September 30, 2005, the cumulative return on net asset value (NAV) for NIM outperformed the return for the Lehman Brothers 7-Year Municipal Bond Index. For the same period, the Fund's intermediate-term orientation was one reason it underperformed the average return for the Lipper group, which consists predominately of longer-term funds.

One of the primary factors benefiting the six-month performance of NIM was the Fund's exposure to lower-rated credits during this period, as these bonds generally outperformed higher credit quality sectors. This was largely the result of the interest


1 The Lehman Brothers 7-Year Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds with maturities ranging from six to eight years. Results for the Lehman index do not reflect any expenses.

2 The Lipper General and Insured Unleveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 8 funds; 1 year, 8 funds; 5 years, 8 funds; and 10 years, 8 funds. Fund and Lipper returns assume reinvestment of dividends.

rate environment during this time, as investor demand for the higher yields typically associated with lower-rated bonds drove up the value of these bonds. As of September 30, 2005, NIM had allocated 22% of its portfolio to bonds rated BBB or lower and non-rated bonds.

Among the lower-rated credits making significant contributions to NIM's cumulative return were bonds backed by the 1998 master tobacco settlement agreement. As the litigation environment improved, supply/demand dynamics drove tobacco bond prices higher. The Fund's tobacco holdings, which are generally rated BBB, accounted for approximately 6% of NIM's portfolio as of September 30, 2005. Lower-rated charter school and hospital holdings also contributed to the Fund's semiannual performance, with the healthcare sector ranked second by Lehman in terms of performance among all municipal revenue sectors for the period.

As noted earlier, the municipal market yield curve flattened over the course of this reporting period as short-term interest rates rose dramatically while longer-term interest rates remained essentially flat. In this environment, longer maturity bonds generally performed better than securities with shorter maturities. Our trading activity over the past six months, which emphasized reducing NIM's exposure to bonds with short maturities and reinvesting in bonds with 15-year maturities, helped the Fund's performance for the period. The Fund also benefited from credit upgrades on several of its holdings.

During this period, NIM's holdings of older pre-refunded bonds tended to underperform the general municipal market, primarily because the shorter effective maturities of these bonds dampened their ability to experience price appreciation.


HOW WAS NIM POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2005?

We continued to believe that, maintaining strong credit quality was an important requirement. As of September 30, 2005, NIM continued to offer excellent credit quality, with 62% of its portfolio allocated to bonds rated AAA/U.S. guaranteed and AA and another 16% in bonds rated A.

As of September 30, 2005, 9% of NIM's portfolio was subject to potential bond calls during the period from October 2005 through the end of 2007. The number of actual bond calls in this Fund depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION

NIM was able to maintain a stable dividend throughout this six-month reporting period.

NIM seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NIM may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. NIM will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2005, NIM had a positive UNII balance for tax purposes and a negative UNII balance for financial statement purposes.

At the end of the reporting period on September 30, 2005, NIM was trading at a premium of 0.29% to its NAV. By comparison, the Fund traded at an average discount of -4.52% for the entire six-month reporting period.

Nuveen Select Maturities Municipal Fund
NIM



Performance
     OVERVIEW As of September 30, 2005


ie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              57%
AA                                5%
A                                16%
BBB                              17%
BB or Lower                       1%
NR                                4%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2
Oct                           0.0395
Nov                           0.0395
Dec                           0.0395
Jan                           0.0395
Feb                           0.0395
Mar                           0.0395
Apr                           0.0395
May                           0.0395
Jun                           0.0395
Jul                           0.0395
Aug                           0.0395
Sep                           0.0395

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       9.61
                              9.6
                              9.57
                              9.57
                              9.64
                              9.71
                              9.81
                              9.82
                              9.78
                              9.62
                              9.72
                              9.7
                              9.7
                              9.73
                              9.69
                              9.73
                              9.74
                              9.63
                              9.64
                              9.56
                              9.57
                              9.63
                              9.63
                              9.61
                              9.62
                              9.53
                              9.37
                              9.41
                              9.45
                              9.47
                              9.42
                              9.47
                              9.35
                              9.38
                              9.44
                              9.47
                              9.46
                              9.49
                              9.43
                              9.43
                              9.45
                              9.42
                              9.45
                              9.46
                              9.58
                              9.52
                              9.5
                              9.48
                              9.54
                              9.5
                              9.42
                              9.42
                              9.41
                              9.31
                              9.35
                              9.33
                              9.31
                              9.29
                              9.31
                              9.35
                              9.35
                              9.31
                              9.33
                              9.34
                              9.39
                              9.51
                              9.5
                              9.51
                              9.68
                              9.9
                              9.8
                              9.57
                              9.55
                              9.55
                              9.59
                              9.54
                              9.54
                              9.53
                              9.65
                              9.64
                              9.62
                              9.7
                              9.71
                              9.78
                              9.79
                              9.72
                              9.82
                              9.87
                              9.73
                              9.75
                              9.79
                              9.79
                              9.62
                              9.68
                              9.65
                              9.68
                              9.74
                              9.69
                              9.9
                              9.76
                              9.76
                              9.81
                              9.8
                              9.79
                              9.8
                              9.76
                              9.66
                              9.74
                              9.77
                              9.6
                              9.58
                              9.56
                              9.47
                              9.52
                              9.57
                              9.58
                              9.52
                              9.48
                              9.42
                              9.43
                              9.4
                              9.338
                              9.25
                              9.27
                              9.3
                              9.3
                              9.3
                              9.3
                              9.33
                              9.31
                              9.36
                              9.43
                              9.62
                              9.53
                              9.55
                              9.55
                              9.63
                              9.59
                              9.65
                              9.55
                              9.5
                              9.63
                              9.49
                              9.5
                              9.59
                              9.52
                              9.52
                              9.56
                              9.55
                              9.64
                              9.63
                              9.52
                              9.67
                              9.68
                              9.7
                              9.64
                              9.58
                              9.68
                              9.59
                              9.62
                              9.64
                              9.82
                              9.75
                              9.8
                              9.81
                              9.81
                              9.89
                              9.89
                              9.88
                              9.75
                              9.78
                              9.77
                              9.86
                              9.83
                              9.8
                              9.72
                              9.77
                              9.67
                              9.68
                              9.7
                              9.68
                              9.65
                              9.7
                              9.68
                              9.66
                              9.72
                              9.83
                              9.81
                              9.78
                              9.83
                              9.84
                              9.91
                              10.03
                              10.08
                              9.95
                              9.84
                              10.05
                              10.05
                              9.87
                              10.04
                              10
                              10.07
                              9.994
                              9.98
                              10
                              10.09
                              10.08
                              10.09
                              10.14
                              10.2
                              10.2
                              10.2
                              10.05
                              9.99
                              9.87
                              9.81
                              9.93
                              9.82
                              9.83
                              9.84
                              9.87
                              9.88
                              9.87
                              9.9
                              9.9
                              10.07
                              10.05
                              10.05
                              10.18
                              10.2
                              10.06
                              9.94
                              9.949
                              10
                              10.19
                              10.061
                              10.14
                              10.14
                              10.11
                              10.15
                              10.15
                              10.05
                              10.13
                              9.94
                              9.94
                              10.08
                              10.01
                              10.02
                              10.08
                              10.03
                              10.1
                              10.15
                              10.3
                              10.27
9/30/05                       10.3

FUND SNAPSHOT
------------------------------------
Share Price                   $10.30
------------------------------------
Net Asset Value               $10.27
------------------------------------
Premium/(Discount) to NAV      0.29%
------------------------------------
Market Yield                   4.60%
------------------------------------
Taxable-Equivalent Yield1      6.39%
------------------------------------
Net Assets ($000)           $127,251
------------------------------------
Average Effective
Maturity on Securities
(Years)                       11.44
------------------------------------
Modified Duration              4.17
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   13.40%         2.82%
------------------------------------
1-Year         12.05%         4.32%
------------------------------------
5-Year          5.41%         3.29%
------------------------------------
10-Year         4.80%         4.19%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Colorado                       13.0%
------------------------------------
Illinois                       11.5%
------------------------------------
Washington                      9.6%
------------------------------------
New York                        8.9%
------------------------------------
Texas                           5.9%
------------------------------------
District of Columbia            4.1%
------------------------------------
South Carolina                  4.0%
------------------------------------
Wisconsin                       3.8%
------------------------------------
Florida                         3.8%
------------------------------------
Arkansas                        3.0%
------------------------------------
Kansas                          2.9%
------------------------------------
Michigan                        2.5%
------------------------------------
Iowa                            2.3%
------------------------------------
Alabama                         2.1%
------------------------------------
Massachusetts                   2.1%
------------------------------------
Tennessee                       1.8%
------------------------------------
California                      1.8%
------------------------------------
Utah                            1.7%
------------------------------------
Connecticut                     1.7%
------------------------------------
Kentucky                        1.7%
------------------------------------
Other                          11.8%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Utilities                      20.0%
------------------------------------
Healthcare                     16.3%
------------------------------------
U.S. Guaranteed                13.6%
------------------------------------
Tax Obligation/Limited         10.5%
------------------------------------
Consumer Staples                7.3%
------------------------------------
Long-Term Care                  5.8%
------------------------------------
Transportation                  5.5%
------------------------------------
Tax Obligation/General          5.1%
------------------------------------
Education and Civic
   Organizations                 4.6
------------------------------------
Other                          11.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0024 per share.

Shareholder
      MEETING REPORT

The Special Shareholder Meeting was held at The Northern Trust Bank, 50 S. La Salle St., Chicago, IL on July 26, 2005.


APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
   For                                                                                                                   11,598,857
   Against                                                                                                                   62,944
   Abstain                                                                                                                   97,713
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                                                                                                                   11,688,226
   Withhold                                                                                                                  71,288
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                                   11,691,806
   Withhold                                                                                                                  67,708
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
Jack B. Evans
   For                                                                                                                   11,689,426
   Withhold                                                                                                                  70,088
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
William C. Hunter
   For                                                                                                                   11,690,326
   Withhold                                                                                                                  69,188
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
David J. Kundert
   For                                                                                                                   11,690,426
   Withhold                                                                                                                  69,088
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
William J. Schneider
   For                                                                                                                   11,690,426
   Withhold                                                                                                                  69,088
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                                   11,693,526
   Withhold                                                                                                                  65,988
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)

APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
   For                                                                                                                   11,692,047
   Withhold                                                                                                                  67,467
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                                   11,692,926
   Withhold                                                                                                                  66,588
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                                 11,759,514
====================================================================================================================================

                        Nuveen Select Maturities Municipal Fund (NIM)
                        Portfolio of
                                INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.1%

$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-     $    2,156,840
                 Bonds, Series 2001, 5.750%, 12/01/17

          500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-            548,825
                 Bonds, Series 2002A, 6.250%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.4%

          965   Phoenix Industrial Development Authority, Arizona, Statewide          4/08 at 101.50         AAA            968,310
                 Single Family Mortgage Revenue Bonds, Series 1998C,
                 6.650%, 10/01/29 (Alternative Minimum Tax)

          750   Winslow Industrial Development Authority, Arizona, Hospital             No Opt. Call         N/R            755,828
                 Revenue Bonds, Winslow Memorial Hospital, Series 1998,
                 5.750%, 6/01/08


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 3.0%

        1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA          1,086,960
                 and Construction Bonds, Series 2002A, 5.250%, 10/01/17 -
                 FSA Insured

        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,              No Opt. Call          A+          1,055,880
                 Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12

        1,380   North Little Rock, Arkansas, Electric Revenue Refunding Bonds,          No Opt. Call         AAA          1,636,735
                 Series 1992A, 6.500%, 7/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.8%

        2,115   Vernon, California, Electric System Revenue Bonds,                    4/08 at 100.00         Aaa          2,233,377
                 Malburg Generating Station Project, Series 2003C,
                 5.250%, 4/01/17 (Pre-refunded to 4/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 12.8%

        2,895   Centennial Downs Metropolitan District, Colorado, General            12/14 at 100.00         AAA          3,091,165
                 Obligation Bonds, Series 1999, 5.000%, 12/01/20 -
                 AMBAC Insured

        1,430   Colorado Educational and Cultural Facilities Authority, Charter       7/12 at 100.00         BBB          1,520,247
                 School Revenue Bonds, Douglas County School District RE-1 -
                 DCS Montessori School, Series 2002A, 6.000%, 7/15/22

        1,175   Colorado Educational and Cultural Facilities Authority,              12/13 at 100.00         AAA          1,197,067
                 Charter School Revenue Bonds, Classical Academy,
                 Series 2003, 4.500%, 12/01/18 - XLCA Insured

          485   Colorado Housing Finance Authority, Single Family Program             4/10 at 105.00          AA            506,699
                 Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
                 Minimum Tax)

        1,025   Denver Health and Hospitals Authority, Colorado, Healthcare          12/11 at 100.00         BBB          1,098,113
                 Revenue Bonds, Series 2001A, 6.000%, 12/01/23

        1,465   Denver West Metropolitan District, Colorado, General                 12/13 at 100.00          AA          1,470,889
                 Obligation Refunding and Improvement Bonds, Series 2003,
                 4.500%, 12/01/18 - RAAI Insured

        1,340   Eagle Bend Metropolitan District 2, Colorado, General                12/14 at 101.00          AA          1,397,446
                 Obligation Bonds, Series 2004, 5.000%, 12/01/20 -
                 RAAI Insured

          168   El Paso County, Colorado, FNMA Mortgage-Backed Single                   No Opt. Call         Aaa            169,164
                 Family Revenue Refunding Bonds, Series 1992A-2,
                 8.750%, 6/01/11

           70   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA             74,310
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

        5,875   Northwest Parkway Public Highway Authority, Colorado,                  6/11 at 38.04         AAA          1,755,098
                 Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 -
                 AMBAC Insured

        1,000   Summit County, Colorado, Sports Facilities Revenue Refunding            No Opt. Call         AAA          1,041,700
                 Bonds, Keystone Resorts Management, Inc. Project,
                 Series 1990, 7.750%, 9/01/06

        2,845   University of Colorado Hospital Authority, Revenue Bonds,            11/11 at 100.00        Baa1          3,010,920
                 Series 2001A, 5.600%, 11/15/21


                                       11


                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.7%

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
$         500    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/06 at 100.00         BBB     $      505,100
        1,570    5.500%, 1/01/15 (Alternative Minimum Tax)                              No Opt. Call         BBB          1,599,987


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.0%

                District of Columbia, General Obligation Refunding Bonds,
                Series 1993A:
          900    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA            921,528
        4,105    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA          4,201,550


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.7%

        2,400   Deltona, Florida, Utility Systems Water and Sewer Revenue            10/13 at 100.00         AAA          2,636,472
                 Bonds, Series 2003, 5.250%, 10/01/17 - MBIA Insured

        2,000   Orange County, Florida, Tourist Development Tax Revenue              10/15 at 100.00         AAA          2,132,100
                 Bonds, Series 2005, 5.000%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.4%

          895   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero      1/09 at 100.00         N/R            958,142
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

        2,000   Illinois Development Finance Authority, Revenue Refunding             4/10 at 102.00        BBB-          2,112,600
                 Bonds, Olin Corporation, Series 1993D, 6.750%, 3/01/16

        4,935   Illinois Development Finance Authority, GNMA Collateralized           4/11 at 105.00         Aaa          5,204,303
                 Mortgage Revenue Bonds, Greek American Nursing Home
                 Committee, Series 2000A, 7.600%, 4/20/40

        2,000   Illinois Educational Facilities Authority, Revenue Bonds,               No Opt. Call          A1          2,027,780
                 Art Institute of Chicago, Series 2000, 4.450%, 3/01/34
                 (Mandatory put 3/01/15)

        1,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,        2/06 at 100.00          A+          1,009,480
                 Edward Hospital, Series 1993A, 6.000%, 2/15/19

        1,210   Illinois Health Facilities Authority, Revenue Bonds, Silver           8/09 at 101.00           A          1,261,171
                 Cross Hospital and Medical Centers, Series 1999,
                 5.500%, 8/15/19

          850   Illinois Housing Development Authority, Section 8 Elderly            11/05 at 100.00          A-            851,352
                 Housing Revenue Bonds, Skyline Towers Apartments,
                 Series 1992B, 6.625%, 11/01/07

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2          1,115,990
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.625%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.8%

        1,000   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call          AA          1,045,580
                 Series 1992D, 6.600%, 2/01/07


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.3%

        1,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis             7/10 at 100.00          A1          1,072,500
                 Medical Center, Series 2000, 6.250%, 7/01/25

        1,800   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         BBB          1,836,828
                 Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.9%

        3,500   Wichita, Kansas, Hospital Facilities Revenue Refunding               11/11 at 101.00          A+          3,710,035
                 and Improvement Bonds, Via Christi Health System Inc.,
                 Series 2001-III, 5.500%, 11/15/21


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%

        2,000   Kentucky Housing Corporation, Housing Revenue Bonds,                  1/15 at 100.60         AAA          2,087,800
                 Series 2005G, 5.000%, 7/01/30 (Alternative Minimum Tax)
                 (WI, settling 10/11/05)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%

        1,100   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,119,327
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.0%

$       1,000   Massachusetts Industrial Finance Agency, Resource Recovery              No Opt. Call         BBB     $    1,001,860
                 Remarketed Revenue Refunding Bonds, Ogden Haverhill
                 Project, Series 1992A, 4.850%, 12/01/05

        1,485   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 100.00         AAA          1,605,092
                 Mortgage Revenue Bonds, Series 2000H, 6.650%, 7/01/41
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.5%

        1,000   Cornell Township Economic Development Corporation,                    5/12 at 100.00         AAA          1,134,690
                 Michigan, Environmental Improvement Revenue Refunding
                 Bonds, MeadWestvaco Corporation-Escanaba Project,
                 Series 2002, 5.875%, 5/01/18 (Pre-refunded to 5/01/12)

          924   Michigan State Hospital Finance Authority, Collateralized               No Opt. Call        Baa2            929,668
                 Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07

          470   Michigan State Hospital Finance Authority, Revenue                      No Opt. Call         BB-            470,733
                 Refunding Bonds, Detroit Medical Center, Series 1988A,
                 8.125%, 8/15/12

          600   Michigan State Hospital Finance Authority, Hospital Revenue           1/06 at 102.00         Ba3            605,964
                 Refunding Bonds, Sinai Hospital, Series 1995,
                 6.625%, 1/01/16


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.9%

        1,000   White Earth Band of Chippewa Indians, Minnesota, Revenue                No Opt. Call           A          1,096,460
                 Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.8%

        1,000   Dodge County School District 1, Nebraska, Fremont Public             12/14 at 100.00         Aaa          1,067,990
                 Schools, General Obligation Bonds, Series 2004,
                 5.000%, 12/15/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 8.9%

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,100,830
                 Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        1,500   New York State Energy Research and Development Authority,            10/05 at 100.00          A1          1,500,750
                 Facilities Revenue Bonds, Consolidated Edison Company Inc.,
                 Series 2001A, 4.700%, 6/01/36 (Alternative Minimum Tax)
                 (Mandatory put 10/01/12)

        1,225   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          1,261,909
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        2,130   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,339,997
                 Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/07
                 (Alternative Minimum Tax) - MBIA Insured

        4,300   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          5,073,957
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

        1,880   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          2,013,029
                 Series 2003, 5.000%, 6/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.6%

          970   Hamilton County, Ohio, Hospital Facilities Revenue Refunding            No Opt. Call        A***            977,430
                 Bonds, Bethesda Hospital Inc., Series 1992A, 6.250%, 1/01/06

        1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,           No Opt. Call          A+          1,024,320
                 Cargill Inc., Series 2004B, 4.500%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.9%

        1,150   Oklahoma State Industries Authority, Health System Revenue            8/06 at 102.00         AAA          1,190,917
                 Refunding Bonds, Baptist Medical Center, Series 1995D,
                 5.000%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.2%

        1,300   Pennsylvania Higher Educational Facilities Authority, College           No Opt. Call         Aaa          1,532,076
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15


                                       13


                        Nuveen Select Maturities Municipal Fund (NIM) (continued)
                             Portfolio of INVESTMENTS September 30, 2005 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.0%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 1991:
$       1,040    6.750%, 1/01/19 - FGIC Insured                                         No Opt. Call         AAA     $    1,331,283
        1,460    6.750%, 1/01/19 - FGIC Insured                                         No Opt. Call         AAA          1,827,672

        1,250   South Carolina JOBS Economic Development Authority,                     No Opt. Call     Baa2***          1,410,238
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.000%, 12/15/10

          500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            536,005
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.8%

                Shelby County Health, Educational and Housing Facilities
                Board, Tennessee, Hospital Revenue Bonds, Methodist
                Healthcare, Series 2002:
          750    6.000%, 9/01/17 (Pre-refunded to 9/01/12)                            9/12 at 100.00       A-***            861,435
        1,250    6.000%, 9/01/17 (Pre-refunded to 9/01/12)                            9/12 at 100.00       A-***          1,435,725


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 5.9%

        1,055   Austin, Texas, General Obligation Bonds, Series 2004,                 9/14 at 100.00         AAA          1,117,614
                 5.000%, 9/01/20 - MBIA Insured

          415   Austin-Travis County Mental Health Center, Texas, Revenue             3/06 at 100.50         AAA            422,590
                 Bonds, Mental Health and Mental Retardation Center
                 Facilities Acquisition Program, Series 1995A,
                 6.500%, 3/01/15 - FSA Insured

        2,000   Brazos River Authority, Texas, Collateralized Revenue                 6/14 at 100.00         AAA          2,015,060
                 Refunding Bonds, CenterPoint Energy Inc., Series 2004B,
                 4.250%, 12/01/17 - FGIC Insured

          155   Galveston Property Finance Authority Inc., Texas,                     3/06 at 100.00          A3            155,477
                 Single Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

        2,500   Matagorda County Navigation District 1, Texas, Pollution                No Opt. Call         BBB          2,540,775
                 Control Revenue Refunding Bonds, Central Power and
                 Light Company, Series 2001A, 4.550%, 11/01/29
                 (Mandatory put 11/01/06)

          460   Tom Green County Health Facilities Development Corporation,             No Opt. Call        Baa3            463,951
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 5.600%, 5/15/06

          300   Travis County Health Facilities Development Corporation,             11/05 at 100.00         Aaa            301,065
                 Texas, Hospital Revenue Bonds, Daughters of Charity
                 National Health System, Series 1993B, 5.900%, 11/15/07

          455   Tri-County Mental Health and Retardation Center, Texas,               3/06 at 100.50         AAA            463,322
                 Revenue Bonds, Facilities Acquisition Program,
                 Series 1995E, 6.500%, 3/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.7%

        2,055   Bountiful, Davis County, Utah, Hospital Revenue Refunding               No Opt. Call         N/R          2,134,200
                 Bonds, South Davis Community Hospital Project,
                 Series 1998, 6.000%, 12/15/10


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.5%

                Washington Public Power Supply System, Revenue Refunding
                Bonds, Nuclear Project 1, Series 1993A:
          160    7.000%, 7/01/07                                                        No Opt. Call         Aaa            170,541
        1,340    7.000%, 7/01/07                                                        No Opt. Call         Aaa          1,430,651
        1,130    7.000%, 7/01/08                                                        No Opt. Call         Aaa          1,245,509
        1,870    7.000%, 7/01/08                                                        No Opt. Call         Aaa          2,052,325

        7,000   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         Aaa          6,847,890
                 Bonds, Nuclear Project 3, Series 1990B, 0.000%, 7/01/06

          295   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         AAA            373,715
                 Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.6%

        2,000   Harrison County Commission, West Virginia, Solid Waste                8/06 at 100.00         AAA          2,025,820
                 Disposal Revenue Bonds, West Penn Power Company,
                 Series 1994C, 6.750%, 8/01/24 (Alternative Minimum Tax) -
                 MBIA Insured


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.8%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
$         885    6.125%, 6/01/27                                                      6/12 at 100.00         BBB     $      946,755
        1,480    6.375%, 6/01/32                                                      6/12 at 100.00         BBB          1,609,382

        1,000   Wisconsin Health and Educational Facilities Authority,                7/11 at 100.00          A-          1,068,670
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21

        1,150   Wisconsin Health and Educational Facilities Authority,                2/09 at 101.00           A          1,186,385
                 Revenue Bonds, Aurora Health Care Inc., Series 1999A,
                 5.500%, 2/15/20 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     123,137   Total Long-Term Investments (cost $121,950,005) - 99.1%                                                 126,086,925
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                      1,164,275
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  127,251,200
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                       Statement of
                           ASSETS AND LIABILITIES September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $121,950,005)                   $126,086,925
Cash                                                                    976,266
Receivables:
   Interest                                                           2,015,671
   Investments sold                                                     415,000
Other assets                                                              3,607
--------------------------------------------------------------------------------
      Total assets                                                  129,497,469
--------------------------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                                    2,162,800
 Accrued expenses:
   Management fees                                                       51,357
   Other                                                                 32,112
--------------------------------------------------------------------------------
      Total liabilities                                               2,246,269
--------------------------------------------------------------------------------
Net assets                                                         $127,251,200
================================================================================
Shares outstanding                                                   12,394,977
================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)                      $      10.27
================================================================================


NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Shares, $.01 par value per share                                   $    123,950
Paid-in surplus                                                     138,316,282
Undistributed (Over-distribution of) net investment income              (32,698)
Accumulated net realized gain (loss) from investments               (15,293,254)
Net unrealized appreciation of investments                             4,136,920
--------------------------------------------------------------------------------
Net assets                                                         $127,251,200
================================================================================
Authorized shares                                                     Unlimited
================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                               OPERATIONS Six Months Ended
                               September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,365,534
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                         313,769
Shareholders' servicing agent fees and expenses                           6,806
Custodian's fees and expenses                                            19,059
Trustees' fees and expenses                                               1,221
Professional fees                                                         6,851
Shareholders' reports - printing and mailing expenses                    10,917
Stock exchange listing fees                                               5,206
Investor relations expense                                               10,507
Other expenses                                                            3,678
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                              378,014
   Custodian fee credit                                                  (5,664)
--------------------------------------------------------------------------------
Net expenses                                                            372,350
--------------------------------------------------------------------------------
Net investment income                                                 2,993,184
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               (10,427)
Change in net unrealized appreciation (depreciation) of investments     560,854
--------------------------------------------------------------------------------
Net realized and unrealized gain                                        550,427
--------------------------------------------------------------------------------
Net increase in net assets from operations                           $3,543,611
================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                                                        9/30/05             3/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                              $  2,993,184        $  6,112,779
Net realized gain (loss) from investments                                                               (10,427)             22,958
Change in net unrealized appreciation (depreciation) of investments                                     560,854          (1,920,901)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                            3,543,611           4,214,836
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                           (2,937,610)         (5,904,969)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                            (2,937,610)         (5,904,969)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                                   606,001          (1,690,133)
Net assets at the beginning of period                                                               126,645,199         128,335,332
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                                    $127,251,200        $126,645,199
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                    $    (32,698)       $    (88,272)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES



The fund covered in this report and its corresponding New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in a diversified, investment-grade quality portfolio of municipal obligations with intermediate characteristics. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of the Adviser, represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Fund, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, the Fund had an outstanding when-issued purchase commitment of $2,162,800.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes
The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended September 30, 2005.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
The Fund did not engage in transactions in its own shares during the six months ended September 30, 2005, nor during the fiscal year ended March 31, 2005.

3. INVESTMENT TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended September 30, 2005, aggregated $5,751,018 and $4,914,668, respectively.

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments owned was $121,841,862.

The net unrealized appreciation of investments at September 30, 2005, aggregated $4,245,063 of which $4,667,246 related to appreciated securities and $422,183 related to depreciated securities.

The tax components of undistributed net investment income and net realized gains at March 31, 2005, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                   $293,159
Undistributed net ordinary income **                                      16,787
Undistributed net long-term capital gains                                     --
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2005, paid on April 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2005, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $5,875,221
Distributions from net ordinary income **                                 29,748
Distributions from net long-term capital gains                                --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2005, the Fund's last fiscal year end, the Fund had unused capital loss carryforwards of $15,281,082 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $14,922 of the carryforward will expire in the year 2010, $6,523,386 will expire in 2011, $8,737,798 will expire in 2012 and $4,976 will expire in 2013.

The Fund elected to defer $1,744 of net realized losses from investments incurred from November 1, 2004 through March 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .3000%
For the next $125 million                                                 .2875
For the next $250 million                                                 .2750
For the next $500 million                                                 .2625
For the next $1 billion                                                   .2500
For net assets over $2 billion                                            .2375
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Fund declared a dividend distribution of $.0395 per share from its tax-exempt net investment income which was paid on November 1, 2005, to shareholders of record on October 15, 2005.

Financial
       HIGHLIGHTS (Unaudited)

               Financial
                      HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

                                            INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                    -------------------------------------    ---------------------------------
                                                          NET
                        BEGINNING          NET      REALIZED/                       NET                            ENDING     ENDING
                        NET ASSET   INVESTMENT     UNREALIZED                INVESTMENT     CAPITAL             NET ASSET     MARKET
                            VALUE       INCOME     GAIN (LOSS)      TOTAL        INCOME       GAINS     TOTAL       VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(b)                $10.22         $.24          $ .05        $.29         $(.24)       $ --     $(.24)    $10.27    $10.3000
    2005                    10.35          .49           (.14)        .35          (.48)         --      (.48)     10.22      9.3000
    2004                    10.34          .51             --         .51          (.50)         --      (.50)     10.35      9.9300
    2003(a)                 10.57          .43           (.22)        .21          (.44)         --      (.44)     10.34      9.8500
Year Ended 5/31:
    2002                    11.21          .57           (.57)         --          (.61)       (.03)     (.64)     10.57     10.4500
    2001                    11.16          .62            .06         .68          (.63)         --      (.63)     11.21     10.8700
    2000                    11.84          .63           (.59)        .04          (.62)       (.10)     (.72)     11.16     10.1875
====================================================================================================================================
                        TOTAL RETURNS                                        RATIOS/SUPPLEMENTAL DATA
                   ----------------------    ---------------------------------------------------------------------------------------
                                                                 BEFORE CREDIT                   AFTER CREDIT**
                                                          -----------------------------   -----------------------------
                                                                         RATIO OF NET                    RATIO OF NET
                                                             RATIO OF      INVESTMENT        RATIO OF      INVESTMENT
                   BASED ON     BASED ON         ENDING   EXPENSES TO       INCOME TO     EXPENSES TO       INCOME TO     PORTFOLIO
                     MARKET    NET ASSET     NET ASSETS       AVERAGE         AVERAGE         AVERAGE         AVERAGE      TURNOVER
                      VALUE+       VALUE+          (000)   NET ASSETS      NET ASSETS      NET ASSETS      NET ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2006(b)           13.40%        2.82%      $127,251           .59%*          4.67%*           .58%*          4.68%*           4%
    2005              (1.52)        3.44        126,645           .61            4.81             .60            4.82            10
    2004               6.03         5.09        128,335           .63            4.92             .62            4.93            13
    2003(a)           (1.48)        2.03        128,106           .65*           4.95*            .65*           4.96*            6
Year Ended 5/31:
    2002               1.87         (.06)       130,959           .69            5.23             .68            5.23            48
    2001              13.15         6.19        138,804           .64            5.50             .61            5.53            35
    2000              (5.48)         .43        138,149           .61            5.48             .61            5.49             6
====================================================================================================================================

*    Annualized.

**   After custodian fee credit, where applicable.

+ Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

(a)  For the period June 1, 2002 through March 31, 2003.

(b)  For the six months ended September 30, 2005.

                                 See accompanying notes to financial statements.

                                  24-25 SPREAD

               ANNUAL INVESTMENT
               MANAGEMENT AGREEMENT
               APPROVAL PROCESS


At a meeting held on May 10-12, 2005, the Board of Trustees of the Fund, including the independent Trustees, unanimously approved the Investment Management Agreement between the Fund and NAM.

THE APPROVAL PROCESS

To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by NAM; the organization of NAM, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group"); the profitability of NAM and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of NAM in providing the various services; the management fees of NAM, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of NAM's management fees with the fees NAM assesses to other types of investment products or accounts, if any; the soft dollar practices of NAM; and the expenses of the Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contract. It is with this background that the Trustees considered the Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by NAM and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, extent and quality of NAM's services, the Trustees reviewed information concerning the types of services that NAM or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group; information describing NAM's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of NAM. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of NAM's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of NAM. In their review of the advisory contracts for the fixed income funds, such as the Fund, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Fund, other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Fund, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

With respect to services provided to municipal funds, including the Fund, the Trustees also noted, among other things, the enhancements NAM implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify NAM's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments). With respect to certain of the Nuveen funds with a less seasoned portfolio, the Trustees also noted the hedging program implemented for such funds and the team responsible for developing, implementing and monitoring the hedging procedures. The hedging program was designed to help maintain the applicable fund's duration with certain benchmarks.

Based on their review, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Management Agreement.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

As previously noted, the Board received a myriad of performance information regarding the Fund and its Peer Group. Among other things, the Board received materials reflecting the Fund's historic performance and the Fund's performance compared to its Peer Group. In evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a fund still would not adequately reflect such fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Peer Group.

As noted above, the performance data included, among other things, the Fund's performance relative to its peers. More specifically, the Fund's one-, three- and five-year total returns (as applicable) for the periods ending December 31, 2004 were evaluated relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY

   1. FEES AND EXPENSES

   In evaluating the management fees and expenses that the Fund is expected to bear, the Trustees considered the Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of NAM, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in the Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect these Economies of Scale." In their review of the fee and expense information provided, including, in particular, the expense ratios of the unaffiliated funds in its respective Peer Group, the Trustees determined that the Fund's net total expense ratio was within an acceptable range compared to such peers.

   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

   The Trustees further compared the fees of NAM to the fees NAM assessed for other types of clients investing in municipal funds (such as municipal managed accounts). With respect to such separately managed accounts, the advisory fees for such accounts are generally lower than those charged to the Fund. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Fund including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements;

               ANNUAL INVESTMENT MANAGEMENT
               AGREEMENT APPROVAL PROCESS (continued)



   overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investment policies, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate the Fund merit the higher fees than those to separate managed accounts.

   3. PROFITABILITY OF NAM

   In conjunction with its review of fees, the Trustees also considered NAM's profitability. The Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed NAM's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of profitability from its relationship with the Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for the Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Fund, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Nuveen funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently were acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS

In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. In this regard, the Trustees considered revenues received by

Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS

Nuveen, until recently, was a majority-owned subsidiary of St. Paul Travelers Companies, Inc. ("St. Paul"). As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul had begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the Investment Management Agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with the Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for the Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a fee structure or expense ratio would change; any changes to the current practices of the Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

G. APPROVAL

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement were fair and reasonable, that NAM's fees are reasonable in light of the services provided to the Fund, that the renewal of the NAM Investment Management Agreement should be approved and that the new, post-change of control NAM Investment Management Agreement be approved and recommended to shareholders.

               Reinvest Automatically
                      EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
       INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



The Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $125 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools

Logo: NUVEEN Investments

                                                                     ESA-A-0905D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.